Long-term debt	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Long-term debt

11.	Long-term debt

	Note	December 31, 2025	December 31, 2024
Term loans – Euro	(a)	$25,707	$24,486
Promissory notes – U.S. dollar	(b)	8,224	8,634
Promissory note	(b)	250	250
Convertible debentures	(c)	9,303	27,872
Lease liabilities	(d)	489	210
Mine construction loan facility	(e)	130,656	106,876
		174,629	168,328
Deferred financing costs		(12,516)	(11,427)
		162,113	156,901
Less: current portion		(27,267)	(21,894)
		$134,846	$135,007

(a)	Term loans – Euro

During April 2024, the Company refinanced the Unicredit Bank GmbH loan with KfW, with a total principal amount of $23,589 (EUR14,662) (December 31, 2024 - $21,888 (EUR14,662)). This new loan bears interest at the prevailing EURIBOR rate plus 1.9% per annum, with interest payable quarterly and with principal repayable at the maturity date of March 31, 2027. The loan is secured by a pledge of the shares of Woulfe, shares of BTW and shares of Daytal.

Daytal has Euro-denominated term loan facilities totaling $1,476 (December 31, 2024 - $1,807). The loans are unsecured, have a maturity date of July 2028 (December 31, 2023 – July 2025) and require monthly payments of principal and interest. Of the loans, $50 (December 31, 2024 - $60) have fixed interest rates with a weighted average interest rate as at December 31, 2025 of 1.50% per annum (December 31, 2024 – 1.50% per annum). The remaining $1,426 (December 31, 2024 - $1,747) have floating interest rates, based on varying spreads from Euribor rates. As of December 31, 2025, the weighted average interest rate on these loans was 4.78% per annum (December 31, 2024 – 6.30% per annum).

VRS has a Euro-denominated term loan with a balance of $619 as of December 31, 2025 (December 31, 2024 - $758). The loan is unsecured, bears interest at 3.75% per annum (December 31, 2024 - 3.75% per annum), with monthly payments of principal and interest until it matures in July 2028 (December 31, 2024 - in July 2028).

BTW has a Euro-denominated term loan with a balance of $23 as of December 31, 2025 (December 31, 2024 – 33). The loan is unsecured, bears interest at 7.40% per annum (December 31, 7.40% per annum), with monthly payments of principal and interest until it matures in March 2027 (December 31, 2024 – March 2027).

(b)	Promissory notes

The Company has issued two promissory notes each with a balance of $1,371 (US$1,000) to Deutsche Rohstoff AG (“DRAG”), an existing shareholder of the Company. The notes bear interest at 6.0% per annum, with the accrued interest due on the maturity date. The notes mature on October 31, 2026 (previously September 30, 2025, extended during fiscal 2024). The notes are secured by a pledge of the shares of Woulfe. As at December 31, 2025, the notes had a balance of $2,742 (US$2,000) (December 31, 2024 - $2,878 (US$2,000)).

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

The Company has issued a promissory note with a balance of $4,111 (US$3,000) as of December 31, 2025 (December 31, 2024 - $4,317 (US$3,000)) from DRAG. The note bears interest at the rate of 6% per annum and matures October 31, 2026 (previously September 2025, extended during fiscal 2024). The note is secured by a pledge of the shares of VRS.

The Company has issued a promissory note with a balance of $1,371 (US$1,000) as of December 31, 2025 (December 31, 2024 - $1,439 (US$1,000)) from DRAG. The note bears interest at the rate of 5.0% per annum and matures October 31, 2026 (previously September 30, 2025, extended during fiscal 2024). The loan is unsecured.

The Company has issued a promissory note with a balance of $250 as of December 31, 2025 (December 31, 2024 - $250) from DRAG. The note bears interest at the rate of 6.0% per annum and matures October 31, 2026 (previously September 30, 2025, extended during fiscal 2024). The note is secured by a pledge of the shares of VRS.

(c)	Convertible debentures

Changes in the balances of the convertible debentures for the year ended December 31, 2025 and 2024 are summarized as follows:

	December 31, 2025	December 31, 2024
Balance, beginning of year	$27,872	$32,620
Debentures converted for shares	(19,456)	(5,963)
Debentures revalued, derivative liability component	(623)	-
Interest accrued	720	240
Translation adjustment	790	975
Balance, end of year	$9,303	$27,872

(i)	On January 30, 2018, the Company issued an unsecured convertible debenture as part of a debt restructuring with a principal amount of $5,963, with a maturity date of October 31, 2024. The debenture was convertible into common shares of Almonty at $1.35 per common share. The debenture bears interest at a rate of 6.0% per annum, compounding quarterly, payable on the earlier of the maturity date or the date of conversion. The debenture was subject to covenants customary for such facilities and the lender had nominated a member of the Board of Directors. During the year ended December 31, 2024, this debenture, plus related accrued interest, was converted into 6,833,070 common shares of the Company.

(ii)	On December 18, 2018, the Company completed a non-brokered private placement of an unsecured convertible debenture with a principal amount of $2,000, which debenture was acquired by DRAG. The debenture had an initial maturity date of September 30, 2025 (extended to October 31, 2026 during fiscal 2024) and bears interest at a rate of 6.0% per annum, payable at maturity. The Company may elect to convert the debenture into common shares upon the availability to the Company of full funding for the Sangdong Mine at a conversion price equal to the higher of the price per common share in any equity financing completed by the Company after the date of issuance of the debenture and prior to the conversion or the maturity date of the debentures for purposes of financing the Sangdong Mine and $0.942. However, the Company may not convert the debenture if at any time the Company’s common shares trade below $0.942 per common share or if such conversion would result in DRAG holding more than 19.9% of Almonty’s issued and outstanding common shares.

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

(iii)	The Company has a $6,000 (December 31, 2024 - $6,000) unsecured convertible debenture outstanding with DRAG, which bears interest at 4.0% per annum, payable at maturity. The debenture (including any accrued and unpaid interest) may be converted by the holder, at its option, into common shares of the Company at an exercise price of $2.175 per common share. The initial maturity date of the loan was September 30, 2024, which was extended to October 31, 2026 during fiscal 2024, with all other terms remaining unchanged.

(iv)	During March 2020, the Company received $2,680 (US$2,000) pursuant to the issuance of an unsecured convertible debenture which bears interest at the rate of 7.0%, is convertible at US$0.75 per common share with a maturity date of October 31, 2025. During the year ended December 31, 2025, this debenture was converted into 2,666,666 common shares of the Company.

(v)	During July 2020, the Company completed a non-brokered private placement of a secured convertible bond in the principal amount of $4,592 (EUR3,000). This secured convertible bond matured on July 13, 2023, and bore interest at a rate of 10.0% per annum, payable semi-annually, in cash. (See refinancing details in Note 11(c)(x).

(vi)	During February 2021, the Company completed a non-brokered private placement of an unsecured convertible bond in the principal amount of $2,288 (EUR1,500). This unsecured convertible bond matured on February 8, 2024, and bore interest at a rate of 10.0% per annum, payable semi-annually, in cash. (See refinancing details in Note 11(c)(x).

(vii)	During November 2021, the Company completed a non-brokered private placement of four unsecured convertible bonds in the principal amounts of $2,302 (EUR1,600) (see refinancing details in Note 11(c)(x)), $1,268 (US$1,000), $144 (EUR100) (converted into common shares during September 2025), and $190 (US$150) (converted into common shares during July 2025), respectively. These unsecured convertible bonds initially matured on October 31, 2024 (subsequently extended to October 31, 2025 during fiscal 2024), and bear interest at a rate of 5.0% per annum, payable semi-annually, in cash. The outstanding principal amount of the bonds plus any related unpaid accrued interest is convertible into common shares of the Company at the option of the holder at the fixed conversion price of EUR1.05 per common share, US$1.275 per common share, EUR0.75 per common share and US$1.245 per common share, respectively, for the principal and at the conversion price of the greater of (i) EUR1.05 (equivalent to $1.68) and (ii) the Euro equivalent of the volume weighted average price of the common shares of the Company on the TSX for the five trading days immediately preceding the date of conversion for related accrued interest. As the convertible debentures are denominated in Euro and US$, the instruments contain embedded derivative liabilities.

(viii)	During February 2022, the Company received $1,900 (US$1,500) pursuant to the issuance of an unsecured convertible debenture which bears interest at the rate of 5.0% (amended to 7.0% during fiscal 2024), is convertible at US$1.245 per common share (amended to US$0.75 per common share during fiscal 2024) and initially matured October 31, 2024 (extended to October 31, 2026 during fiscal 2024). During the year ended December 31, 2025, this debenture was converted into 2,000,000 common shares of the Company.

(ix)	During June 2022, the Company received $1,288 (US$1,000) pursuant to the issuance of a convertible debenture which bears interest at the rate of 7.0%, was convertible at US$1.26 per common share and matured June 7, 2025. During the year ended December 31, 2025, this debenture was converted with the issuance of 793,650 common shares of the Company.

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

(x)	During September 2023, the Company completed the restructuring of three convertible loans with a total principal balance of EUR6,100 (Notes 10(c)(v), 10(c)(vi) and 10(c)(vii)), plus one bond with a principal balance of EUR1,377, with maturity dates ranging between July 2023 and June 2025, into one new secured convertible debenture totaling $12,710 (EUR7,900). This new debenture is convertible into common shares of the Company at EUR0.525 per common share, bears interest at the rate of 9.0% per annum (payable quarterly), matured September 15, 2025 and was secured by a pledge of the Company’s shareholdings in its wholly-owned subsidiary, 9046739 Canada Inc., which indirectly owns 100% of the Valtreixal Project. As this convertible debenture is denominated in Euro, the instrument contains an embedded derivative liability. During the year ended December 31, 2025, this debenture was deemed to have been converted into equity for which shares were issued subsequent to year-end (Notes 13 and 24(a)).

(xi)	The Company’s term loans and convertible debentures include various positive and negative covenants as well as cross-default clauses which could cause several defaults in the event the Company is in default on any of its loan agreements. As of December 31, 2025, the Company was in compliance with all covenants under its term loans and convertible debentures.

(d)	Lease liabilities

Capital leases relate to certain equipment and vehicles. The leases carry implied interest rates of between 3.12% and 5.69% per annum (December 31, 2024 – 4.06% and 6.46% per annum) and mature between June 2027 and August 2029 (December 31, 2024 – June 2027 and August 2029). The capital leases are secured by the underlying equipment or vehicle being financed.

(e)	Mine construction loan facility

During July 2022, the Company entered into a US$75,100 senior secured term loan facility with KfW for the financing and construction of the Sangdong Mine and received US$906 during January 2025 (previous years: US$74,194, including capitalized interest) in conjunction with the ninth and final drawdown on this loan facility. In addition, during the year ended December 31, 2025, KfW also advanced an additional US$20,000 in conjunction with a cost overrun availability. The loan bears interest at the rate of SOFR plus 2.3%, capitalized quarterly, with repayment of principal quarterly over a 6.25-year period commencing six months subsequent to commencement of the mine’s ramp-up period. The loan is secured by a pledge of the shares of Woulfe, shares of AKTC and by a mortgage on all property held by AKTC.

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

(f)	Debt repayment schedule

Payments are due under the terms of the Company’s loans and leases for each of the following years ending December 31:

2026	27,335
2027	45,559
2028	19,487
2029	18,309
2030	64,007
174,697
Less: unamortized discount	(16)
Less: imputed interest on capital lease obligations	(52)
174,629

(g)	Debt continuity

Changes in the balances of the long-term debt for the year ended December 31, 2025 and 2024 are summarized as follows:

	December 31, 2025	December 31, 2024
Balance, beginning of year	$168,328	$142,995
Cash flows:
Issuance of debt	29,447	43,643
Scheduled debt repayments	(1,698)	(23,608)
Non-cash changes:
Conversion of debt to shares	(19,456)	(5,963)
Accrued interest	1,755	326
Amount reclassified to derivative liability	(623)	-
Translation adjustment	(3,124)	10,935
Balance, end of year	174,629	168,328

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)